Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Successor
Current assets:
Cash and cash equivalents	$ 42,317
Restricted cash	11,278
Accounts receivable, oil and gas	18,105
Accounts receivable, joint interest owners	10,623
Derivative assets - current	54,555
Hedge receivable	6,586
Prepaid expenses and other current assets	2,414
Total current assets	145,878
Oil and natural gas properties, successful efforts	693,519	$ 529,100
Less accumulated depletion, depreciation, and amortization	(19,535)
Total oil and natural gas properties, net	673,984
Other property and equipment, net	4,590
Derivative assets - noncurrent	11,058
Right-of-use assets	3,561
Deferred tax assets - noncurrent	182
Other noncurrent assets	8,491
Total assets	847,744
Current liabilities:
Accounts payable	15,696
Production taxes payable	3,570
Revenue and royalties payable	26,071
Derivative liabilities - current	10,946
Hedge payable	10,092
Current portion of long-term debt	35,836
Lease liabilities, current	299
Other current liabilities	21,090
Total current liabilities	123,600
Long-term debt, net	307,236
Asset retirement obligations	79,921
Lease liabilities	3,328
Derivative liabilities - noncurrent	2,058
Earnout liability	17,772
Total liabilities	533,915
Commitments and Contingencies (Note 14)
Stockholders’ equity / members’ deficit
Members’ deficit
Additional paid-in capital	191,524
Accumulated deficit	(32,166)
Total stockholders’ equity attributable to Presidio Production Company / members’ deficit	159,361
Non-controlling interest	17,644
Total stockholders’ equity / members’ deficit	177,005
Total liabilities, redeemable preferred stock and stockholders’ equity / members’ deficit	847,744
Successor | Related Party
Current liabilities:
Related party payable
Predecessor
Current assets:
Cash and cash equivalents		4,119
Restricted cash		11,222
Accounts receivable, oil and gas		16,666
Accounts receivable, joint interest owners		11,815
Derivative assets - current
Hedge receivable
Prepaid expenses and other current assets		1,927
Total current assets		45,749
Oil and natural gas properties, successful efforts		529,096
Less accumulated depletion, depreciation, and amortization		(204,639)
Total oil and natural gas properties, net		324,457
Other property and equipment, net		5,457
Derivative assets - noncurrent
Right-of-use assets		135
Deferred tax assets - noncurrent
Other noncurrent assets		2,119
Total assets		377,917
Current liabilities:
Accounts payable		13,174
Production taxes payable		3,188
Revenue and royalties payable		20,223
Derivative liabilities - current		7,465
Hedge payable		4,532
Current portion of long-term debt		45,363
Lease liabilities, current		144
Other current liabilities		23,032
Total current liabilities		118,504
Long-term debt, net		225,143
Asset retirement obligations		59,519
Lease liabilities
Derivative liabilities - noncurrent		6,734
Earnout liability
Total liabilities		409,900
Commitments and Contingencies (Note 14)
Stockholders’ equity / members’ deficit
Members’ deficit		(31,983)
Additional paid-in capital
Accumulated deficit
Total stockholders’ equity attributable to Presidio Production Company / members’ deficit		(31,983)
Non-controlling interest
Total stockholders’ equity / members’ deficit		(31,983)
Total liabilities, redeemable preferred stock and stockholders’ equity / members’ deficit		377,917
Predecessor | Related Party
Current liabilities:
Related party payable		1,383
Series A Redeemable Preferred Stock | Successor
Current liabilities:
Preferred stock, value	112,123
Series A Redeemable Preferred Stock | Predecessor
Current liabilities:
Preferred stock, value
Series B Redeemable Preferred Stock | Successor
Current liabilities:
Preferred stock, value	24,701
Series B Redeemable Preferred Stock | Predecessor
Current liabilities:
Preferred stock, value
Class A Common Stock | Successor
Stockholders’ equity / members’ deficit
Common stock, value	3
Class A Common Stock | Predecessor
Stockholders’ equity / members’ deficit
Common stock, value
Class B Common Stock | Successor
Stockholders’ equity / members’ deficit
Common stock, value
Class B Common Stock | Predecessor
Stockholders’ equity / members’ deficit
Common stock, value